Financial risk management - Additional Information (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
United States of America, Dollars
Disclosure Of Financial Risk Management [Line Items]
Percentage of reasonably possible increase in unobservable input assets	5.00%
Percentage of reasonably possible decrease in unobservable input assets	5.00%
Increase decrease in fair value measurement due to reasonably possible increase in unobservable input recognized in profit or loss before tax assets	SFr 251	SFr 1,000
Increase decrease in fair value measurement due to reasonably possible decrease in unobservable input recognized in profit or loss before tax assets	SFr 251	1,000
Euro Member Countries, Euro
Disclosure Of Financial Risk Management [Line Items]
Percentage of reasonably possible increase in unobservable input assets	5.00%
Percentage of reasonably possible decrease in unobservable input assets	5.00%
Increase decrease in fair value measurement due to reasonably possible increase in unobservable input recognized in profit or loss before tax assets	SFr 251	1,000
Increase decrease in fair value measurement due to reasonably possible decrease in unobservable input recognized in profit or loss before tax assets	SFr 251	SFr 1,000